Employee benefits - Employee benefits - Components - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits [abstract]
Post-employment benefits	€ 1,149	€ 1,105	€ 989
Other long-term benefits	1,407	1,867	2,434
Provision for employment termination benefits	1	2	3
Other employee-related payables and payroll taxes due	1,779	1,782	1,715
Provision for social risks and litigations	58	59	74
Total employee benefits	€ 4,395	€ 4,815	€ 5,215